Stockholders’ Equity (Deficit) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants [Member]
Number of Options
Balance Outstanding December 31, 2018	2,225,000
Granted		2,225,000
Forfeited	(2,225,000)
Balance Outstanding, December 31, 2019		2,225,000
Exercisable, December 31, 2019		2,225,000
Weighted Average Exercise Price
Balance Outstanding December 31, 2018	$ 0.20
Granted		0.20
Forfeited	0.20
Balance Outstanding, December 31, 2019		0.20
Exercisable, December 31, 2019		$ 0.20
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, December 31, 2019	4 years 9 months 18 days	4 years 9 months 18 days
Exercisable, December 31, 2019		4 years 9 months 18 days
Aggregate Intrinsic Value
Balance Outstanding, December 31, 2019		$ 333,750
Exercisable, December 31, 2019		$ 333,750
Stock Options [Member]
Number of Options
Balance Outstanding December 31, 2018	300,000
Granted		400,000
Forfeited		(100,000)
Balance Outstanding, December 31, 2019	300,000	300,000
Exercisable, December 31, 2019	300,000	300,000
Weighted Average Exercise Price
Balance Outstanding December 31, 2018	$ 0.0001
Granted		0.0001
Forfeited		(0.0001)
Balance Outstanding, December 31, 2019	0.0001	0.0001
Exercisable, December 31, 2019	$ 0.0001	$ 0.0001
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, December 31, 2019	4 years 6 months	4 years 6 months
Exercisable, December 31, 2019	3 years 9 months 14 days	4 years 6 months
Aggregate Intrinsic Value
Balance Outstanding, December 31, 2019	$ 104,970	$ 104,970
Exercisable, December 31, 2019	$ 104,970	$ 104,970